Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2018
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2018, 2017 and 2016 were as follows:

December 31, 2018	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,296,578	$157,296	$—	$—	$2,453,874
Policy loans	(891,790)	(61,152)	—	(11,905)	(964,847)
Policy loan repayments and interest	1,523,621	52,640	—	13,437	1,589,698
Surrenders, withdrawals and death benefits	(3,484,541)	(238,698)	(205)	(119,713)	(3,843,157)
Net transfers from/(to) other subaccounts or fixed rate option	(1,013,153)	(51,437)	—	(13,789)	(1,078,379)
Miscellaneous transactions	5,668	(657)	—	7	5,018
Administrative and other charges	(1,675,713)	(170,977)	—	(10,962)	(1,857,652)
	$(3,239,330)	$(312,985)	$(205)	$(142,925)	$(3,695,445)

December 31, 2017	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,211,649	$162,995	$—	$—	$2,374,644
Policy loans	(883,472)	(55,521)	—	(16,669)	(955,662)
Policy loan repayments and interest	1,526,708	56,834	—	80,993	1,664,535
Surrenders, withdrawals and death benefits	(3,567,844)	(189,130)	(901)	(201,771)	(3,959,646)
Net transfers from/(to) other subaccounts or fixed rate option	(956,277)	(54,342)	—	—	(1,010,619)
Miscellaneous transactions	12,164	(1,245)	—	(1,147)	9,772
Administrative and other charges	(1,754,899)	(169,362)	—	(11,540)	(1,935,801)
	$(3,411,971)	$(249,771)	$(901)	$(150,134)	$(3,812,777)

December 31, 2016	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,332,773	$167,551	$—	$—	$2,500,324
Policy loans	(944,232)	(46,919)	—	(17,701)	(1,008,852)
Policy loan repayments and interest	1,661,227	64,768	—	56,677	1,782,672
Surrenders, withdrawals and death benefits	(3,413,048)	(215,582)	(15,032)	(379,923)	(4,023,585)
Net transfers from/(to) other subaccounts or fixed rate option	(370,004)	(118,820)	—	(1,818)	(490,642)
Miscellaneous transactions	5,721	2,425	—	2,460	10,606
Administrative and other charges	(1,860,803)	(172,386)	—	(12,216)	(2,045,405)
	$(2,588,366)	$(318,963)	$(15,032)	$(352,521)	$(3,274,882)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.